Janus Henderson U.S. Sustainable Equity ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares Value
Common Stocks - 98 .0%
Automobile Components - 1 .4%
Aptiv plc* 1,813 $ 113,167
Biotechnology - 2 .6%
Vertex Pharmaceuticals, Inc.* 470 216,990
Building Products - 3 .3%
Advanced Drainage Systems, Inc. 1,282 155,007
Carrier Global Corp. 1,813 118,534
273,541
Capital Markets - 1 .4%
S&P Global, Inc. 227 118,360
Construction & Engineering - 1 .3%
Stantec, Inc. 1,404 109,034
Electrical Equipment - 2 .5%
NEXTracker, Inc. - Class A* 2,036 102,655
nVent Electric plc 1,582 102,973
205,628
Electronic Equipment, Instruments & Components - 4 .7%
Keysight Technologies, Inc.* 1,321 235,600
TE Connectivity plc 1,065 157,588
393,188
Entertainment - 4 .1%
Spotify Technology SA* 618 339,004
Financial Services - 5 .0%
Mastercard, Inc. - Class A 548 304,376
Walker & Dunlop, Inc. 1,219 117,109
421,485
Food Products - 0 .8%
McCormick & Co., Inc. (Non-Voting) 873 67,422
Ground Transportation - 2 .3%
Uber Technologies, Inc.* 2,845 190,188
Health Care Equipment & Supplies - 1 .6%
Lantheus Holdings, Inc.* 1,298 120,078
STAAR Surgical Co.* 717 17,344
137,422
Health Care Providers & Services - 7 .5%
Encompass Health Corp. 1,991 197,647
Humana, Inc. 574 168,314
McKesson Corp. 435 258,716
624,677
Industrial REITs - 1 .6%
Prologis, Inc. 1,122 133,798
Insurance - 10 .9%
Arthur J Gallagher & Co. 863 260,471
Marsh & McLennan Cos., Inc. 1,038 225,121
Progressive Corp. (The) 1,733 427,081
912,673
Life Sciences Tools & Services - 4 .1%
Bruker Corp. 1,192 69,315
ICON plc* 874 173,996
Revvity, Inc. 808 101,913
345,224
Machinery - 6 .9%
Westinghouse Air Brake Technologies Corp. 1,832 380,909
Xylem, Inc. 1,589 197,100
578,009

Janus Henderson U.S. Sustainable Equity ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares Value
Common Stocks - (continued)
Pharmaceuticals - 2 .2%
Eli Lilly & Co. 229 $ 185,737
Semiconductors & Semiconductor Equipment - 11 .6%
Lam Research Corp. 2,168 175,716
NVIDIA Corp. 4,169 500,572
ON Semiconductor Corp.* 1,136 59,458
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR) 1,090 228,159
963,905
Software - 12 .0%
Autodesk, Inc.* 684 212,957
Cadence Design Systems, Inc.* 510 151,786
Microsoft Corp. 1,540 639,192
1,003,935
Specialized REITs - 1 .7%
Equinix, Inc. 152 138,876
Specialty Retail - 2 .6%
Home Depot, Inc. (The) 519 213,818
Trading Companies & Distributors - 1 .9%
Core & Main, Inc. - Class A* 2,855 161,136
Wireless Telecommunication Services - 4 .0%
T-Mobile US, Inc. 1,431 333,380
Total Common Stocks (cost 7,230,484) 8,180,597
Investment Companies - 2 .0%
Money Market Funds - 2 .0%
Federated Hermes Government Obligations Tax-Managed Fund, Institutional Class,
4.2200%
∞
(cost $163,856) 163,856 163,856
Total Investments (total cost $ 7,394,340 ) - 100 .0% 8,344,453
Liabilities, net of Cash, Receivables and Other Assets - 0.0% (1,296)
Net Assets - 100.0% $8,343,157
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 7,120,532 85 .4%
Ireland 444,751 5 .3
Sweden 339,004 4 .1
Taiwan 228,159 2 .7
Canada 109,034 1 .3
United Kingdom 102,973 1 .2
Total $ 8,344,453 100 .0%

Janus Henderson U.S. Sustainable Equity ETF
Notes to Schedule of Investments and Other Information
(unaudited)
January 31, 2025

ADR American Depositary Receipt
plc Public Limited Company
REIT Real Estate Investment Trust
* Non-income producing security.
∞ Rate shown is the 7-day yield as of January 31, 2025.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2025 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Common Stocks $ 8,180,597 $ — $ — $ 8,180,597
Investment Companies 163,856 — — 163,856
Total Assets $ 8,344,453 $ — $ — $ 8,344,453

Janus Henderson U.S. Sustainable Equity ETF

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Janus Henderson U.S. Sustainable Equity ETF

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of January 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual financial statements.
125-25-70444 03-25